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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [_]; Amendment Number:  ______________

   This Amendment (Check only one):     [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stone Harbor Investment Partners LP
Address:  31 West 52nd Street
          16th Floor
          New York, NY 10019

Form 13F File Number: 028-14178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Wilby
Title:    Chief Investment Officer
Phone:    (212) 548-1200

Signature, Place, and Date of Signing:

   /s/ Peter J. Wilby            New York, NY              August 13, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number     Name
    --------------------     ----

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  21

Form 13F Information Table Value Total (000's):      $43,107

List of Other Included Managers:

No.       Form 13F File Number        Name

NONE

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                      Form 13F Information Table - Q2 2012

                                                      MARKET   SHARES/                                  VOTING     VOTING    VOTING
                                                       VALUE  PRINCIPAL  SHARES/  INVESTMENT  OTHER   AUTHORITY  AUTHORITY AUTHORITY
NAME OF ISSUER               TITLE OF CLASS CUSIP     (000'S)  AMOUNT   PRINCIPAL DISCRETION MANAGERS   (SOLE)    (SHARED)   (NONE)
--------------------------- --------------- --------- ------- --------- --------- ---------- -------- ---------- --------- ---------
AIRTRAN HLDGS INC           NOTE 5.250%11/0 00949PAD0   2,310 1,794,000 PRN       SOLE              0  1,794,000         0         0
ALTRA HOLDINGS INC          NOTE 2.750% 3/0 02208RAE6   2,721 2,916,000 PRN       SOLE              0  2,916,000         0         0
APACHE CORP                 PFD CONV SER D  037411808   2,249    44,760 SH        SOLE              0     44,760         0         0
CEMEX SAB DE CV             NOTE 3.750% 3/1 151290BC6     847 1,000,000 PRN       SOLE              0  1,000,000         0         0
COMTECH TELECOMMUNICATIONS
 C                          NOTE 3.000% 5/0 205826AF7   1,324 1,246,000 PRN       SOLE              0  1,246,000         0         0
CUMULUS MEDIA INC           CL A            231082108     521   172,924 SH        SOLE              0    172,924         0         0
DENDREON CORP               NOTE 2.875% 1/1 24823QAC1   1,960 2,767,000 PRN       SOLE              0  2,767,000         0         0
HOME INNS & HOTELS MGMT INC NOTE 2.000%12/1 43713WAB3     390   500,000 PRN       SOLE              0    500,000         0         0
HORNBECK OFFSHORE SVCS INC
 N                          FRNT 1.625%11/1 440543AE6   2,027 1,922,000 PRN       SOLE              0  1,922,000         0         0
LUCENT TECHNOLOGIES INC     DBCV 2.875% 6/1 549463AG2   3,300 4,348,000 PRN       SOLE              0  4,348,000         0         0
MENTOR GRAPHICS CORP        SDCV 4.000% 4/0 587200AK2     656   609,000 PRN       SOLE              0    609,000         0         0
MICRON TECHNOLOGY INC       NOTE 1.875% 6/0 595112AH6      20    20,000 PRN       SOLE              0     20,000         0         0
MICRON TECHNOLOGY INC       DEBT 1.875% 6/0 595112AK9   1,653 1,875,000 PRN       SOLE              0  1,875,000         0         0
MOLYCORP INC DEL            PFD CONV SER A  608753208     473     9,080 SH        SOLE              0      9,080         0         0
NEWPARK RES INC             NOTE 4.000%10/0 651718AC2   2,077 2,172,000 PRN       SOLE              0  2,172,000         0         0
ON SEMICONDUCTOR CORP       NOTE 2.625%12/1 682189AG0   2,944 2,858,000 PRN       SOLE              0  2,858,000         0         0
RTI INTL METALS INC         NOTE 3.000%12/0 74973WAA5   1,962 1,928,000 PRN       SOLE              0  1,928,000         0         0
SMITHFIELD FOODS INC        NOTE 4.000% 6/3 832248AR9   1,335 1,200,000 PRN       SOLE              0  1,200,000         0         0
SYMANTEC CORP               NOTE 1.000% 6/1 871503AF5   6,145 6,000,000 PRN       SOLE              0  6,000,000         0         0
TRW AUTOMOTIVE INC          NOTE 3.500%12/0 87264MAH2   4,505 3,090,000 PRN       SOLE              0  3,090,000         0         0
TYSON FOODS INC             NOTE 3.250%10/1 902494AP8   3,689 3,025,000 PRN       SOLE              0  3,025,000         0         0
--------------------------- --------------- --------- ------- --------- --------- ---------- -------- ---------- --------- ---------
                                            Total      43,107
--------------------------- --------------- --------- ------- --------- --------- ---------- -------- ---------- --------- ---------